Definite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount, Core deposits	$ 2,514
Core deposit intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Core deposits	4,000	3,775
Accumulated Amortization, Core deposits	(1,486)	(1,098)
Net Carrying Amount, Core deposits	$ 2,514	$ 2,677